9. Loans and advances to clients	12 Months Ended
Dec. 31, 2020
Loans And Advances To Clients
9. Loans and advances to clients
9.	Loans and advances to clients

a) Breakdown

The breakdown, by classification, of the balances of “Loans and advances to clients” in the consolidated financial statements is as follows:

Thousand of reais	2020	2019	2018

Classification:
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	60,808	-	619,180
Financial Assets Measured At Amortized Cost	393,707,229	326,699,480	301,072,207
Of which:
Loans and receivables at amortized cost	417,761,218	347,256,660	321,314,010
Impairment losses	(24,053,989)	(20,557,180)	(20,241,803)
Loans and advances to customers, net	393,768,037	326,699,480	301,691,387
Loans and advances to customers, gross	417,822,026	347,256,660	321,933,190

Thousand of reais	2020	2019	2018

Type:
Loans operations (1)	390,941,415	329,910,319	308,364,517
Lease Portfolio	2,096,240	2,111,842	1,836,504
Repurchase agreements	4,530,041	10,500	509,147
Other receivables (2)	20,254,330	15,223,999	11,223,022
Total	417,822,026	347,256,660	321,933,190

(1) Includes loans and other loans with credit characteristics.

(2) Refers substantially to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.

Note 43-d contains a detail of the residual maturity periods of loans and receivables.

There are no loans and advances to clients for material amounts without fixed maturity dates.

b) Detail

Following is a detail, by loan type and status, borrower sector and interest rate formula, of the loans and advances to clients, which reflect the Bank’s exposure to credit risk in its core business, gross of impairment losses:

Thousand of reais	2020	2019	2018
Loan borrower sector:
Commercial, and industrial	191,281,653	145,387,439	146,293,616
Real estate-construction	45,791,869	39,720,713	36,515,352
Installment loans to individuals	178,652,145	160,036,668	137,287,593
Lease financing	2,096,359	2,111,840	1,836,629
Total	417,822,026	347,256,660	321,933,190

Thousand of reais					2020	2019	2018
Interest rate formula:
Fixed interest rate					292,884,352	258,760,620	240,772,724
Floating rate					124,937,674	88,496,040	81,160,466
Total					417,822,026	347,256,660	321,933,190

								2020
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	127,569,542	58.23%	60,190,422	40.94%	3,521,688	6.81%	191,281,652	45.78%

Real estate	3,419,553	1.56%	8,973,495	6.10%	33,398,822	64.54%	45,791,870	10.96%
Installment loans to individuals	87,174,594	39.79%	76,667,187	52.15%	14,810,364	28.62%	178,652,145	42.76%

Lease financing	899,055	0.41%	1,182,713	0.80%	14,591	0.03%	2,096,359	0.50%
Loans and advances to customers, gross	219,062,744	100%	147,013,817	100%	51,745,465	100%	417,822,026	100%

								2019
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	102,083,249	54.83%	39,408,727	33.44%	3,895,463	9.01%	145,387,439	41.87%

Real estate	3,633,231	1.95%	8,145,568	6.91%	27,941,913	64.65%	39,720,713	11.44%
Installment loans to individuals	79,624,744	42.76%	69,034,596	58.58%	11,377,328	26.33%	160,036,668	46.09%

Lease financing	855,624	0.46%	1,252,673	1.06%	3,543	0.01%	2,111,840	0.61%
Loans and advances to customers, gross	186,196,848	100%	117,841,564	100%	43,218,247	100%	347,256,660	100%

								2018
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	109,802,828	58.92%	32,538,999	32.77%	3,951,789	10.90%	146,293,616	45.44%

Real estate	4,298,925	2.31%	7,964,308	8.02%	24,252,119	66.90%	36,515,352	11.34%
Installment loans to individuals	71,433,099	38.33%	57,808,600	58.21%	8,045,894	22.20%	137,287,593	42.64%

Lease financing	838,659	0.45%	997,644	1.00%	326	0.00%	1,836,629	0.57%
Loans and advances to customers, gross	186,373,511	100%	99,309,551	100%	36,250,128	100%	321,933,190	100%

Thousand of reais						2020	2019	2018

Maturity
Less than 1 year						219,062,744	186,196,849	186,373,511
Between 1 and 5 years						147,013,817	117,841,564	99,309,551
More than 5 years						51,745,465	43,218,247	36,250,128
Loans and advances to customers, gross						417,822,026	347,256,660	321,933,190

Internal risk classification
Low (1)						347,312,357	257,133,115	240,440,294
Medium-low (1)						24,277,404	56,549,196	50,485,682
Medium (2)						26,231,871	11,754,806	11,967,262
Medium - high (2)						3,896,457	8,512,386	7,722,198
High (3)						16,100,937	13,307,156	11,317,754
Loans and advances to customers, gross						417,822,026	347,256,660	321,933,190

(1) Transactions classifieds on Stage 1

(2) Transactions classifieds on Stage 2

(3) Transactions classifieds on Stage 3

c) Impairment losses

The following tables show the reconciliation of the initial and final balances of the provision for losses by category of financial instrument. The terms of credit losses expected in 12 months, credit losses expected during the useful life and impairment losses are explained in the note on accounting practices. The comparative values referring to 01/01/2018 represent the provision for losses of credit on 12/31/2017 after the initial adoption adjustments of IFRS 9 (note 1)

The variations in the provisions for losses due to non-recovery in the balances of the item “Financial assets measured at amortized cost” are as follows:

Thousand of reais				2020
	Stage 1	Stage 2	Stage 3
	Credit losses expected in 12 months	Expected credit losses over a useful life not subject to impairment	Expected credit losses during the useful life subject to impairment
				Total

Balance at beginning of year	4,358,601	3,293,690	14,973,459	22,625,750
Impairment losses charged to income for the year	4,968,075	2,881,726	10,462,365	18,312,166
Transfers between stages	(3,142,225)	2,850,217	7,081,358	6,789,350
Movement of the period	8,110,300	31,509	3,380,007	11,522,817
Of which:
Commercial and industrial	3,230,168	1,867,504	1,821,724	6,919,396
Real estate-construction	(8,544)	(27,803)	117,762	81,415
Installment loans to individuals	1,752,883	1,041,818	8,513,988	11,308,689
Lease financing	(6,432)	207	8,891	2,666
Variation by Stage	(3,489,478)	(1,246,810)	4,736,287	-
Write-off of impaired balances against recorded impairment allowance	-	-	(15,297,428)	(15,297,428)
Of which:
Commercial and industrial	-	-	(4,617,446)	(4,617,446)
Real estate-construction	-	-	(232,262)	(232,262)
Installment loans to individuals	-	-	(10,433,132)	(10,433,132)
Lease financing	-	-	(14,588)	(14,588)

Balance at end of year	5,837,199	4,928,606	14,874,684	25,640,488
Of which:
Loans and advances to customers	5,746,000	4,919,000	13,388,989	24,053,989
Loans and amounts due from credit institutions (Note 5)	9,065	-	-	9,065
Provision for Debt Instruments (Note 6)	82,135	9,606	1,485,695	1,577,435
				-
Recoveries of loans previously charged off	-	-	861,253	861,253
Of which:
Commercial and industrial	-	-	422,023	422,023
Real estate-construction	-	-	55,631	55,631
Installment loans to individuals	-	-	370,491	370,491
Lease financing	-	-	13,107	13,107

Thousand of reais		2020	2019	2018
Balance at beginning of year		22,625,750	22,969,315	20,723,062
Impairment losses charged to income for the year		18,311,441	14,361,382	13,540,105
Of which:
Commercial and industrial		6,918,671	2,376,910	3,620,292
Real estate-construction		81,415	94,957	192,901
Installment loans to individuals		11,308,689	11,866,475	9,708,243
Lease financing		2,666	23,040	18,669
Write-off of impaired balances against recorded impairment allowance		(15,296,703)	(14,704,948)	(11,293,852)
Of which:
Commercial and industrial		(4,616,722)	(5,713,369)	(3,981,414)
Real estate-construction		(232,262)	(108,294)	(190,660)
Installment loans to individuals		(10,433,131)	(8,834,391)	(7,099,553)
Lease financing		(14,589)	(48,893)	(22,225)
Balance at end of year		25,640,488	22,625,750	22,969,315
Of which:
Loans and advances to customers		24,053,989	20,557,180	20,241,803
Loans and amounts due from credit institutions (Note 5)		9,065	13,543	13,561
Provision for Debt Instruments (Note 6)		1,577,435	2,055,027	2,713,951

Recoveries of loans previously charged off		861,253	991,476	826,573
Of which:
Commercial and industrial		422,023	519,594	345,085
Real estate-construction		55,631	46,639	103,433
Installment loans to individuals		370,491	417,477	369,557
Lease financing		13,107	7,767	8,498

Considering these amounts recognized in “Impairment losses charged to income for the year” and the "Recoveries of loans previously charged off", the "Impairment losses on financial assets - Loans and receivables” amounted on December 31, 2020 R$17,450,188 (2019 - R$13,369,905 and 2018 - R$12,713,532),

The balances of the provision for losses due to non-recovery by debtor sector are as follows:

Thousand of reais	2020	2019	2018

Commercial and industrial	9,757,193	7,455,243	10,791,702
Real estate - Construction	193,935	344,782	358,119
Installment loans to individuals	15,675,765	14,800,208	11,768,124
Lease financing	13,594	25,517	51,370
Total	25,640,488	22,625,750	22,969,315

d) Impaired assets

The details of the changes in the balance of the financial assets classified as “Loans and receivables – loans and advances to clients” (as defined at Note 1.i) and considered to be impaired due to credit risk are as follows:

Thousand of reais	2020	2019	2018

Balance at beginning of year on 01/01/2018 after the initial adoption IFRS 9)	23,426,076	22,425,801	19,847,987
Net additions	14,757,908	16,000,733	13,871,666
Written-off assets	(15,007,946)	(15,000,458)	(11,293,852)
Balance at end of year	23,176,039	23,426,076	22,425,801

Following is a detail of the financial assets considered to be impaired classified by age of the oldest past-due amount:

Thousand of reais	2020	2019	2018

With no Past-Due Balances or Less than 3 Months Past Due	12,966,813	11,729,920	12,000,867
With Balances Past Due by
3 to 6 Months	3,049,974	3,961,042	3,473,591
6 to 12 Months	4,798,859	5,721,762	4,929,099
12 to 18 Months	1,243,809	985,476	1,144,035
18 to 24 Months	607,527	523,441	325,701
More than 24 Months	509,056	504,435	552,508
Total	23,176,039	23,426,076	22,425,801

Debt Sector
Commercial and industrial	10,558,213	10,072,655	11,832,302
Real estate - Construction	456,130	826,863	1,035,352
Installment loans to individuals	12,144,238	12,497,179	9,499,148
Lease financing	17,458	29,379	58,999
Total	23,176,039	23,426,076	22,425,801

e) Loan past due for less than 90 days but not classified as impaired

Thousand of reais	2020	% of total loans past due for less than 90 days	2019	% of total loans past due for less than 90 days	2018	% of total loans past due for less than 90 days

Commercial and industrial	5,131,885	25.80%	3.517.086	15.42%	4.424.143	19.77%
Real estate - Construction	3.085.498	15.51%	5.781.977	25.35%	4.527.432	20.23%
Installment loans to individuals	11,660,666	58.62%	13.489.513	59.13%	13.255.646	59.24%
Financial Leasing	13.292	0.07%	24.325	0.11%	167.741	0.75%
Total	19.891.340	100.00%	22.812.900	100.00%	22.374.962	100.00%

f) Lease at present value

As at December 31, 2020, 2019 and 2018 there were no leasing agreements or commitments that are considered individually relevant.

Breakdown by maturity

Gross investment in lease transactions

Thousand of reais	2020	2019	2018

Overdue	2,740	3,233	4,817
Due to:
Up to 1 year	952,172	978,748	975,183
From 1 to 5 years	1,394,525	1,442,244	1,160,986
Over 5 years	20,128	4,014	1,071
Total	2,369,565	2,428,239	2,142,057

g) Transfer of financial assets with retention of risks and benefits

On December 31, 2020, the amount recorded on “Loans and advances to clients” related to loan portfolio assigned is R$55,284 (2019 - R$76,028 and 2018 – R$122,271) and R$55,105 (2019 - R$75,500 and 2018 - R$126,906) of “Other financial liabilities - Financial Liabilities Associated with Assets Transfer” (Note 21).

The assignment operation was carried out with a co-obligation clause, with compulsory repurchase in the following situations:

- defaulted contracts for a period of more than 90 consecutive days;

- contracts subject to renegotiation;

- contracts subject to portability, pursuant to Resolution 3,401 of the National Monetary Council (CMN);

- contracts subject to intervention.